Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share Capital [Member]	Reserve for Share-Based Payments [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2022	$ 85,465	$ 815	$ (3,990)	$ (52,777)	$ 29,513
Balance (Shares) at Dec. 31, 2022	136,889,394
Private placement	$ 3,315	0	0	0	3,315
Private placement (Shares)	21,000,000
Share issuance expense	$ (12)	0	0	0	(12)
Share based payments	0	152	0	0	152
Cancellation and expiration of stock options	0	(311)	0	311	0
Comprehensive income (loss) for the year	0	0	820	(3,050)	(2,230)
Balance at Dec. 31, 2023	$ 88,768	656	(3,170)	(55,516)	30,738
Balance (Shares) at Dec. 31, 2023	157,889,394
Private placement	$ 2,781	0	0	0	2,781
Private placement (Shares)	15,700,000
Conversion of RSUs to shares	$ 165	(165)	0	0	0
Conversion of RSUs to shares (Shares)	906,302
Share issuance expense	$ (26)	0	0	0	(26)
Share based payments	0	108	0	0	108
Cancellation and expiration of stock options	0	(6)	0	6	0
Comprehensive income (loss) for the year	0	0	(2,499)	(1,122)	(3,621)
Balance at Dec. 31, 2024	$ 91,688	593	(5,669)	(56,632)	29,980
Balance (Shares) at Dec. 31, 2024	174,495,696
Private placement	$ 4,921	0	0	0	4,921
Private placement (Shares)	18,979,368
Conversion of RSUs to shares	$ 91	(91)	0	0	0
Conversion of RSUs to shares (Shares)	490,635
Share issuance expense	$ (41)	0	0	0	(41)
Share based payments	0	146	0	0	146
Cancellation and expiration of stock options	0	(13)	0	13	0
Comprehensive income (loss) for the year	0	0	1,560	(2,593)	(1,033)
Balance at Dec. 31, 2025	$ 96,659	$ 635	$ (4,109)	$ (59,212)	$ 33,973
Balance (Shares) at Dec. 31, 2025	193,965,699